INVESTMENT IN SILVERBACK	12 Months Ended
May 31, 2020
Investment property [Abstract]
INVESTMENT IN SILVERBACK
5.	INVESTMENT IN SILVERBACK

	May 31	May 31
	2020	2019
Opening balance	$2,191,431	$2,412,873
Income in Silverback for the period/year	97,905	92,843
Distribution	(311,293)	(314,285)
Ending balance	$1,978,043	$2,191,431

The Company, through its wholly-owned subsidiary, holds a 15% interest in Silverback Ltd. ("Silverback"), which is a privately held company, whose sole business is the receipt and distribution of the net earnings of the New Luika Gold Mine ("NLGM") silver stream. Distributions to the shareholders are completed on an annual basis at minimum. Given the terms of the shareholders' agreement governing the policies over operations and distributions to shareholders, the Company's judgment is that it has significant influence over Silverback, but not control and therefore equity accounting is appropriate. Summarized financial information for the years ended May 31, 2020 and 2019 of Silverback is as follows:

	May 31	May 31
For the year ended	2020	2019
Current assets	$474,105	$545,114
Non-current assets	3,063,988	4,374,903
Total assets	3,538,093	4,920,017
Total liabilities	(203,217)	(216,535)
Revenue from stream interest	2,152,569	2,092,308
Depletion	(1,389,644)	(1,365,079)
Net income and comprehensive income for the period	$652,700	$618,953